--------------------------------------------------------------------------------
 MONARCH FUNDS
--------------------------------------------------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund

                                    --------------------------------------------
                                     ANNUAL REPORT
                                    --------------------------------------------
                                     August 31, 2002

Dear Shareholders:

As Monarch Funds begins its eleventh year of operations, we want to take the time to thank all of our investors and the financial intermediaries we service for their support. We also welcome those who have recently begun investing in Monarch Funds.

We are pleased to report that Monarch's Government Cash Fund, our oldest fund and performance leader, continued to exhibit strong performance for the year ended August 31, 2002. For the one-, three- and five-year periods ended as of that date, the Fund's Universal Shares produced average annual total returns of 2.17%, 4.47% and 4.80% compared to averages of 1.81%, 4.22% and 4.57% for the Government and Agencies Institutional category as tracked by iMoneyNet, Inc.'s, MONEY FUND REPORT AVERAGES(TM) for those periods (Universal Shares seven-day simple yield as of August 31, 2002 was 1.73%). As always, past performance is no guarantee of future results and investment return will fluctuate.*

Our portfolio management team has worked hard to navigate through what has been a challenging year for the Funds -- marked not only by highly unsettled market conditions but news of the tragic events of September 11. Since our semi-annual report to you as of February 28, 2002, the Federal Reserve Bank has maintained the Federal Funds rate at 1.75% as part of its effort to shore up the weak economy. In response, we have extended average maturities for the Funds' portfolios seeking to keep Fund yields as high as possible.

As you know, our primary goal is maintenance of your $1.00 per share price through skilled and prudent portfolio management. Please feel free to call us with your questions or comments at (800) 754-8757.

                                         Sincerely,

                                         /s/ John Y. Keffer
                                         John Y. Keffer
                                         Chairman

* ALL YIELD QUOTATIONS MORE CLOSELY REFLECT CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. UNIVERSAL SHARES AVERAGE ANNUAL RETURNS FOR THE ONE-YEAR AND FIVE-YEAR PERIODS, AND SINCE INCEPTION (10/29/92), ENDED SEPTEMBER 30, 2002 WERE 2.03%, 4.74% AND 4.77%. THE SEVEN-DAY SIMPLE YIELD AS OF SEPTEMBER 30, 2002 WAS 1.71%. RETURNS AND YIELDS FOR OTHER SHARE CLASSES WILL VARY.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS                Statements of Changes in Net Assets...........   5
Independent Auditors' Report.................. 2     Financial Highlights..........................   6
Statements of Assets and Liabilities.......... 3     Notes to Financial Statements.................   8
Statements of Operations...................... 4     FINANCIAL STATEMENTS OF CORE TRUST(DELAWARE)    14


--------------------------------------------------------------------------------

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (10/02)

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Monarch Funds

We have audited the accompanying statements of assets and liabilities of Treasury Cash Fund, Government Cash Fund, and Cash Fund, each a series of Monarch Funds (the Funds), as of August 31, 2002, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Fund, Government Cash Fund, and Cash Fund as of August 31, 2002, the results of their operations, changes in their net assets, and financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                             [KPMG LLP LOGO]

Boston, Massachusetts
October 4, 2002

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
 August 31, 2002

                                                              TREASURY      GOVERNMENT
                                                                CASH           CASH            CASH
                                                                FUND           FUND            FUND
                                                            ------------   ------------   --------------
Assets
  Total investment, at value (Notes 1 and 2)..............  $156,553,029   $270,911,188   $1,061,932,382
  Receivable from Administrator...........................         1,147         3,566             2,452
  Prepaid expenses........................................         1,590         2,710             9,695
                                                            ------------   ------------   --------------
Total Assets..............................................   156,555,766   270,917,464     1,061,944,529
                                                            ------------   ------------   --------------
Liabilities
  Payables:
     Dividends payable....................................        10,892        98,740            30,797
  Accrued Liabilities:
     Payable to Administrator (Note 3)....................         9,904        14,779            51,217
     Payable to Transfer Agent (Note 3)...................        35,630        33,458           164,929
     Payable to Shareholder Service Agent (Note 3)........        18,789        23,978           161,784
     Payable to Distributor (Note 3)......................        35,198        14,885           129,740
     Other................................................         5,618        12,723            28,862
                                                            ------------   ------------   --------------
Total Liabilities.........................................       116,031       198,563           567,329
                                                            ------------   ------------   --------------
Net Assets................................................  $156,439,735   $270,718,901   $1,061,377,200
                                                            ============   ============   ==============
Components of Net Assets
  Paid in capital.........................................  $156,414,732   $270,738,860   $1,061,339,332
  Undistributed (distributions in excess of) net
     investment income....................................        24,951       (31,162)               --
  Accumulated net realized gain...........................            52        11,203            37,868
                                                            ------------   ------------   --------------
Net Assets................................................  $156,439,735   $270,718,901   $1,061,377,200
                                                            ============   ============   ==============
Net Assets by Class of Shares
  Preferred Shares........................................  $         --   $12,041,343    $   13,095,274
  Universal Shares........................................       104,336    81,425,667        46,833,306
  Institutional Shares....................................    20,067,958   117,475,462       347,468,889
  Investor Shares.........................................   133,758,243    58,397,316       646,284,553
  Service Shares..........................................     2,509,198     1,379,113         7,695,178
                                                            ------------   ------------   --------------
Net Assets................................................  $156,439,735   $270,718,901   $1,061,377,200
                                                            ============   ============   ==============
Shares of Beneficial Interest
  Preferred Shares........................................            --    12,040,678        13,092,899
  Universal Shares........................................       104,334    81,462,046        46,831,876
  Institutional Shares....................................    20,058,874   117,467,521       347,458,274
  Investor Shares.........................................   133,742,691    58,390,207       646,262,172
  Service Shares..........................................     2,508,834     1,378,408         7,694,108
Net Asset Value Per Share (Offering and Redemption Price
  per Share) for each Class...............................  $       1.00   $      1.00      $       1.00

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 Year Ended August 31, 2002

                                                               TREASURY    GOVERNMENT
                                                                 CASH         CASH          CASH
                                                                 FUND         FUND          FUND
                                                              ----------   -----------   -----------
Net Investment Income Allocated from Portfolios
  Interest income...........................................  $4,716,486   $12,875,100   $32,013,680
  Net expenses..............................................    (296,248)     (610,556)   (1,542,845)
                                                              ----------   -----------   -----------
Net Investment Income Allocated from Portfolios (Note 2)....   4,420,238   12,264,544     30,470,835
                                                              ----------   -----------   -----------
Expenses
  Administration (Note 3)
     Preferred Shares.......................................          --       15,745         37,898
     Universal Shares.......................................          56       77,719         25,540
     Institutional Shares...................................      21,691      136,034        284,274
     Investor Shares........................................      97,467       39,287        372,094
     Service Shares.........................................       4,350        8,739         17,885
  Transfer Agency (Note 3)
     Preferred Shares.......................................          --        8,154          8,527
     Universal Shares.......................................       7,753       86,090         33,278
     Institutional Shares...................................      92,146      543,819      1,098,548
     Investor Shares........................................     386,084      154,397      1,419,424
     Service Shares.........................................      16,204       24,722         44,030
  Shareholder services (Note 3)
     Institutional Shares...................................      82,485      525,766      1,073,516
     Investor Shares........................................     362,872      144,444      1,385,796
     Service Shares.........................................      10,569       21,409         43,810
  Distribution (Note 3)
     Investor Shares........................................     453,590      180,555      1,732,245
     Service Shares.........................................      31,708       64,227        131,429
  Professional services.....................................       8,753       24,644         56,589
  Accounting................................................       3,000        3,000          3,000
  Trustees..................................................       7,797       18,633         46,017
  Compliance................................................       9,441        9,625         12,401
  Reporting.................................................         772        2,557          3,636
  Miscellaneous.............................................      13,888       27,536         57,990
                                                              ----------   -----------   -----------
Total Expenses..............................................   1,610,626    2,117,102      7,887,927
  Expenses reimbursed and fees waived (Note 4)..............    (127,307)    (144,661)      (122,567)
                                                              ----------   -----------   -----------
Net Expenses................................................   1,483,319    1,972,441      7,765,360
                                                              ----------   -----------   -----------
Net Investment Income.......................................   2,936,919   10,292,103     22,705,475
Net Realized Gain on Investments Allocated from Portfolios
  (Note 2)..................................................          54       16,108         54,031
                                                              ----------   -----------   -----------
Net Increase in Net Assets from Operations..................  $2,936,973   $10,308,211   $22,759,506
                                                              ==========   ===========   ===========

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended August 31, 2001 and 2002

                                                                 TREASURY         GOVERNMENT
                                                                   CASH              CASH              CASH
                                                                   FUND              FUND              FUND
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 2000...............................  $   350,760,744   $  662,206,053    $ 1,928,245,364
---------------------------                                   ---------------   ---------------   ---------------
Operations
 Net investment income......................................       13,283,122       38,515,705         85,790,711
 Net realized gain on investments allocated from
   Portfolios...............................................           17,917           44,029              8,553
                                                              ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations..................       13,301,039       38,559,734         85,799,264
                                                              ---------------   ---------------   ---------------
Distributions to Shareholders from
 Net investment income -- Preferred Shares..................               --              (19)               (19)
 Net investment income -- Universal Shares..................          (84,432)      (9,991,423)        (3,070,003)
 Net investment income -- Institutional Shares..............       (2,053,254)     (25,566,194)       (37,945,445)
 Net investment income -- Investor Shares...................      (11,132,873)      (2,874,352)       (44,653,866)
 Net investment income -- Service Shares....................          (79,430)        (205,452)          (521,664)
                                                              ---------------   ---------------   ---------------
Total Distributions to Shareholders.........................      (13,349,989)     (38,637,440)       (86,190,997)
                                                              ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
 Sale of shares -- Preferred Shares.........................               --            7,500              7,500
 Sale of shares -- Universal Shares.........................      230,840,000    3,025,182,603        705,774,617
 Sale of shares -- Institutional Shares.....................      265,221,260    5,661,513,584      2,898,624,164
 Sale of shares -- Investor Shares..........................    1,436,620,511      373,439,863      1,932,330,232
 Sale of shares -- Service Shares...........................       38,716,441       70,503,361        134,407,729
 Reinvestment of distributions -- Preferred Shares..........               --               16                 17
 Reinvestment of distributions -- Universal Shares..........           84,405        6,543,772          3,027,935
 Reinvestment of distributions -- Institutional Shares......        1,121,858       21,345,113         32,347,656
 Reinvestment of distributions -- Investor Shares...........       11,080,626        2,858,754         44,462,061
 Reinvestment of distributions -- Service Shares............           77,973          204,300            517,700
 Redemption of shares -- Universal Shares...................     (236,797,835)  (3,092,884,338)      (742,007,036)
 Redemption of shares -- Institutional Shares...............     (246,259,344)  (5,884,924,709)    (3,057,830,313)
 Redemption of shares -- Investor Shares....................   (1,528,828,986)    (350,833,857)    (2,179,660,629)
 Redemption of shares -- Service Shares.....................      (29,646,601)     (64,802,697)      (114,460,938)
                                                              ---------------   ---------------   ---------------
Net Decrease from Capital Transactions......................      (57,769,692)    (231,846,735)      (342,459,305)
                                                              ---------------   ---------------   ---------------
Net Decrease in Net Assets..................................      (57,818,642)    (231,924,441)      (342,851,038)
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 2001 (including line (A))..........      292,942,102      430,281,612      1,585,394,326
--------------------------------------------------            ---------------   ---------------   ---------------
Operations
 Net investment income......................................        2,936,919       10,292,103         22,705,475
 Net realized gain on investments allocated from
   Portfolios...............................................               54           16,108             54,031
                                                              ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations..................        2,936,973       10,308,211         22,759,506
                                                              ---------------   ---------------   ---------------
Distributions to Shareholders from
 Net investment income -- Preferred Shares..................               --         (648,015)        (1,251,211)
 Net investment income -- Universal Shares..................           (1,830)      (3,085,902)          (936,651)
 Net investment income -- Institutional Shares..............         (679,973)      (5,332,274)        (9,675,064)
 Net investment income -- Investor Shares...................       (2,143,681)      (1,017,308)       (10,255,316)
 Net investment income -- Service Shares....................          (32,467)         (83,081)          (186,947)
 Net realized gain -- Preferred Shares......................               --             (168)                --
 Net realized gain -- Universal Shares......................               (8)          (1,140)                --
 Net realized gain -- Institutional Shares..................           (1,552)          (1,645)                --
 Net realized gain -- Investor Shares.......................          (10,344)            (818)                --
 Net realized gain -- Service Shares........................             (194)             (19)                --
                                                              ---------------   ---------------   ---------------
Total Distributions to Shareholders.........................       (2,870,049)     (10,170,370)       (22,305,189)
                                                              ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
 Sale of shares -- Preferred Shares.........................               --       81,195,742        254,441,042
 Sale of shares -- Universal Shares.........................               --    1,512,833,007        190,623,922
 Sale of shares -- Institutional Shares.....................      247,836,193    3,131,770,836      1,418,938,982
 Sale of shares -- Investor Shares..........................    2,499,197,025      694,457,809      7,051,630,371
 Sale of shares -- Service Shares...........................       79,307,974      105,103,222        242,162,740
 Reinvestment of distributions -- Preferred Shares..........               --          647,749            419,759
 Reinvestment of distributions -- Universal Shares..........            1,867        2,021,112            846,923
 Reinvestment of distributions -- Institutional Shares......          363,863        4,650,922          8,693,836
 Reinvestment of distributions -- Investor Shares...........        2,207,085        1,036,664         10,443,280
 Reinvestment of distributions -- Service Shares............           33,528           84,252            190,897
 Redemption of shares -- Preferred Shares...................               --      (69,810,329)      (241,775,419)
 Redemption of shares -- Universal Shares...................               --   (1,597,982,455)      (181,885,661)
 Redemption of shares -- Institutional Shares...............     (278,699,511)  (3,217,334,657)    (1,816,935,824)
 Redemption of shares -- Investor Shares....................   (2,600,836,834)    (698,660,396)    (7,207,142,271)
 Redemption of shares -- Service Shares.....................      (85,980,481)    (109,714,030)      (255,124,020)
                                                              ---------------   ---------------   ---------------
Net Decrease from Capital Transactions......................     (136,569,291)    (159,700,552)      (524,471,443)
                                                              ---------------   ---------------   ---------------
Net Decrease in Net Assets..................................     (136,502,367)    (159,562,711)      (524,017,126)
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 2002 (including line (B))..........  $   156,439,735   $  270,718,901    $ 1,061,377,200
--------------------------------------------------            ===============   ===============   ===============
(A) Distributions in excess of net investment income, August
    31, 2001................................................  $       (54,017)  $     (156,685)   $      (400,286)
(B) Undistributed (distributions in excess of) net
    investment income, August 31, 2002......................  $        24,951   $      (31,162)   $            --

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                             SELECTED DATA FOR A SINGLE SHARE
                       -----------------------------------------------------------------------------
                       Beginning                                                              Ending               Net
                          Net                                                                  Net              Assets at
                         Asset                      Net       Distributions   Distributions   Asset               End of
                         Value        Net        Realized       from Net        from Net      Value               Period
                          Per      Investment     Gain on      Investment       Realized       Per     Total      (000's
Year Ended August 31,    Share       Income     Investments      Income           Gains       Share    Return    Omitted)
--------------------------------------------------------------------------------------------------------------------------
TREASURY CASH FUND

 Universal Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                    $1.00       $0.02           --(d)       $(0.02)            --(d)     $1.00    1.82%     $    105
 2001                     1.00        0.05           --           (0.05)            --         1.00    5.24%          102
 2000(c)                  1.00        0.04           --           (0.04)            --         1.00    4.02%        5,976

 Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    1.57%       20,068
 2001                     1.00        0.05           --           (0.05)            --         1.00    4.92%       50,554
 2000                     1.00        0.05           --           (0.05)            --         1.00    5.47%       30,480
 1999                     1.00        0.04           --           (0.04)            --         1.00    4.50%       55,134
 1998                     1.00        0.05           --           (0.05)            --         1.00    5.11%       91,122

 Investor Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.01           --(d)        (0.01)            --(d)      1.00    1.17%      133,758
 2001                     1.00        0.04           --           (0.04)            --         1.00    4.52%      233,138
 2000                     1.00        0.05           --           (0.05)            --         1.00    5.06%      314,305
 1999                     1.00        0.04           --           (0.04)            --         1.00    4.10%      232,624
 1998                     1.00        0.05           --           (0.05)            --         1.00    4.72%       57,957

 Service Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.01           --(d)        (0.01)            --(d)      1.00    0.69%        2,509
 2001(c)                  1.00        0.02           --           (0.02)            --         1.00    1.93%        9,147

GOVERNMENT CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    2.25%       12,041
 2001(c)                  1.00          --(d)        --              --(d)          --         1.00    0.22%            8

 Universal Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    2.17%       81,426
 2001                     1.00        0.05           --           (0.05)            --         1.00    5.34%      164,500
 2000                     1.00        0.06           --           (0.06)            --         1.00    5.94%      225,697
 1999                     1.00        0.05           --           (0.05)            --         1.00    5.00%      277,549
 1998                     1.00        0.05           --           (0.05)            --         1.00    5.63%      253,644

 Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    1.80%      117,476
 2001                     1.00        0.05           --           (0.05)            --         1.00    4.95%      198,324
 2000                     1.00        0.05           --           (0.05)            --         1.00    5.54%      400,418
 1999                     1.00        0.05           --           (0.05)            --         1.00    4.59%      455,239
 1998                     1.00        0.05           --           (0.05)            --         1.00    5.22%      443,618

 Investor Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    1.52%       58,397
 2001                     1.00        0.05           --           (0.05)            --         1.00    4.68%       61,546
 2000(c)                  1.00        0.04           --           (0.04)            --         1.00    3.68%       36,091

 Service Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.01           --(d)        (0.01)            --(d)      1.00    0.84%        1,379
 2001(c)                  1.00        0.03           --           (0.03)            --         1.00    3.17%        5,904

                            RATIOS/SUPPLEMENTAL DATA
                       -----------------------------------
                                    Ratios to
                              Average Net Assets(a)
                       -----------------------------------
                                       Net
                          Net      Investment    Gross
Year Ended August 31,  Expenses      Income     Expenses(b)
TREASURY CASH FUND
 Universal Shares
-----------------------------------------------------------------------
 2002                   0.20%       1.81%          8.77%
 2001                   0.20%       6.22%          0.92%
 2000(c)                0.20%       5.86%          0.38%
 Institutional Shares
-----------------------------------------------------------------------
 2002                   0.45%       1.68%          0.62%
 2001                   0.45%       4.57%          0.61%
 2000                   0.45%       5.30%          0.62%
 1999                   0.45%       4.43%          0.62%
 1998                   0.45%       5.00%          0.67%
 Investor Shares
-----------------------------------------------------------------------
 2002                   0.85%       1.22%          0.87%
 2001                   0.84%       4.52%          0.84%
 2000                   0.84%       5.01%          0.85%
 1999                   0.83%       4.02%          0.89%
 1998                   0.82%       4.62%          0.91%
 Service Shares
-----------------------------------------------------------------------
 2002                   1.41%       0.81%          1.70%
 2001(c)                1.70%       3.76%          2.67%
GOVERNMENT CASH FUND
 Preferred Shares
-----------------------------------------------------------------------
 2002                   0.12%       2.19%          0.22%
 2001(c)                0.12%       3.64%         97.77%
 Universal Shares
-----------------------------------------------------------------------
 2002                   0.21%       2.17%          0.25%
 2001                   0.20%       5.29%          0.23%
 2000                   0.20%       5.73%          0.24%
 1999                   0.18%       4.88%          0.25%
 1998                   0.18%       5.48%          0.26%
 Institutional Shares
-----------------------------------------------------------------------
 2002                   0.57%       2.05%          0.59%
 2001                   0.57%       4.80%          0.58%
 2000                   0.57%       5.41%          0.58%
 1999                   0.57%       4.50%          0.59%
 1998                   0.57%       5.09%          0.58%
 Investor Shares
-----------------------------------------------------------------------
 2002                   0.85%       1.43%          0.85%
 2001                   0.84%       4.51%          0.84%
 2000(c)                0.85%       5.70%          0.97%
 Service Shares
-----------------------------------------------------------------------
 2002                   1.53%       0.98%          1.56%
 2001(c)                1.61%       3.24%          1.61%

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                             SELECTED DATA FOR A SINGLE SHARE
                       -----------------------------------------------------------------------------
                       Beginning                                                              Ending               Net
                          Net                                                                  Net              Assets at
                         Asset                      Net       Distributions   Distributions   Asset               End of
                         Value        Net        Realized       from Net        from Net      Value               Period
                          Per      Investment     Gain on      Investment       Realized       Per     Total      (000's
Year Ended August 31,    Share       Income     Investments      Income           Gains       Share    Return    Omitted)
--------------------------------------------------------------------------------------------------------------------------
CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                    $1.00       $0.02           --          $(0.02)            --        $1.00     2.21%    $ 13,095
 2001(c)                  1.00          --(d)        --              --(d)          --         1.00     0.22%           8

 Universal Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.02           --           (0.02)            --         1.00     2.12%      46,833
 2001                     1.00        0.05           --           (0.05)            --         1.00     5.49%      37,236
 2000                     1.00        0.06           --           (0.06)            --         1.00     6.04%      70,451
 1999                     1.00        0.05           --           (0.05)            --         1.00     5.09%      98,705
 1998                     1.00        0.06           --           (0.06)            --         1.00     5.65%      91,671

 Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.02           --           (0.02)            --         1.00     1.75%     347,469
 2001                     1.00        0.05           --           (0.05)            --         1.00     5.11%     736,555
 2000                     1.00        0.06           --           (0.06)            --         1.00     5.65%     863,603
 1999                     1.00        0.05           --           (0.05)            --         1.00     4.68%     569,409
 1998                     1.00        0.05           --           (0.05)            --         1.00     5.24%     299,220

 Investor Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.01           --           (0.01)            --         1.00     1.48%     646,285
 2001                     1.00        0.05           --           (0.05)            --         1.00     4.85%     791,138
 2000                     1.00        0.05           --           (0.05)            --         1.00     5.38%     994,191
 1999                     1.00        0.04           --           (0.04)            --         1.00     4.41%     269,421
 1998                     1.00        0.05           --           (0.05)            --         1.00     4.97%     181,754

 Service Shares
--------------------------------------------------------------------------------------------------------------------------
 2002                     1.00        0.01           --           (0.01)            --         1.00     0.82%       7,695
 2001(c)                  1.00        0.04           --           (0.04)            --         1.00     3.98%      20,461

                            RATIOS/SUPPLEMENTAL DATA
                       -----------------------------------
                                    Ratios to
                              Average Net Assets(a)
                       -----------------------------------
                                       Net
                              Net Investment Gross
Year Ended August 31,  Expenses     Income     Expenses(b)
-----------------------------------------------------------------------
CASH FUND
 Preferred Shares
-----------------------------------------------------------------------
 2002                    0.12%       1.88%         0.20%
 2001(c)                 0.12%       3.76%        91.14%
 Universal Shares
-----------------------------------------------------------------------
 2002                    0.21%       2.03%         0.25%
 2001                    0.20%       5.68%         0.24%
 2000                    0.20%       5.84%         0.23%
 1999                    0.18%       4.99%         0.25%
 1998                    0.18%       5.48%         0.29%
 Institutional Shares
-----------------------------------------------------------------------
 2002                    0.57%       1.84%         0.58%
 2001                    0.57%       5.07%         0.57%
 2000                    0.58%       5.55%         0.58%
 1999                    0.57%       4.56%         0.60%
 1998                    0.57%       5.11%         0.61%
 Investor Shares
-----------------------------------------------------------------------
 2002                    0.83%       1.51%         0.83%
 2001                    0.82%       4.78%         0.82%
 2000                    0.83%       5.40%         0.85%
 1999                    0.83%       4.30%         0.85%
 1998                    0.83%       4.86%         0.86%
 Service Shares
-----------------------------------------------------------------------
 2002                    1.49%       1.09%         1.49%
 2001(c)                 1.54%       3.60%         1.54%

(a) All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) See Note 1 for dates of commencement of operations.
(d) Less than $0.01 per share.



See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 August 31, 2002

NOTE 1.  SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue five classes of shares: Preferred Shares, Universal Shares, Institutional Shares, Investor Shares and Service Shares. The Trust commenced the offering of each class of shares as follows:

     Treasury Cash Fund (Universal Shares)             December 30, 1999
     Treasury Cash Fund (Institutional Shares)             July 12, 1993
     Treasury Cash Fund (Investor Shares)               October 25, 1995
     Treasury Cash Fund (Service Shares)                 January 5, 2001
     Government Cash Fund (Preferred Shares)             August 10, 2001
     Government Cash Fund (Universal Shares)            October 29, 1992
     Government Cash Fund (Institutional Shares)           July 15, 1993
     Government Cash Fund (Investor Shares)            December 30, 1999
     Government Cash Fund (Service Shares)              October 19, 2000
     Cash Fund (Preferred Shares)                        August 10, 2001
     Cash Fund (Universal Shares)                       December 1, 1992
     Cash Fund (Institutional Shares)                      July 15, 1993
     Cash Fund (Investor Shares)                           June 16, 1995
     Cash Fund (Service Shares)                        September 7, 2000

MASTER-FEEDER ARRANGEMENT Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each Portfolio directly acquires securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of August 31, 2002, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 57.6%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 71.2%; and the percentage of Cash Portfolio owned by Cash Fund was 92.5%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES Each Fund records daily its pro rata share of the corresponding Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 August 31, 2002

CLASS SPECIFIC EXPENSES Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Board. Institutional Shares, Investor Shares and Service Shares incur shareholder servicing fees and Investor Shares and Service Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 2002 there were no capital loss carryovers available to offset future capital gains in any of the Funds.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from the Portfolios based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. For the year ended August 31, 2002, the Funds did not directly incur investment advisory fees.

ADMINISTRATOR The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.06% (0.11% for Service Shares) of the average daily net assets of each share class. Prior to April 8, 2002, FAdS received from each Fund a fee at an annual rate of 0.05% and 0.10%, respectively.

TRANSFER AGENT The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares, Investor Shares and Service Shares of each Fund, and 0.05% of the average daily net assets of Universal Shares of each Fund. All share classes, including Preferred Shares, also pay certain account fees and out-of-pocket expenses. In addition, FSS is paid a annual fee of $12,000 per Fund plus $6,000 per class of shares for each class above one.

SHAREHOLDER SERVICE AGENT The Trust has adopted a shareholder servicing plan with respect to Institutional Shares, Investor Shares and Service Shares under which the Trust pays FAdS a shareholder servicing fee at the annual rates of 0.20%, 0.20% and 0.25%, respectively, of the average daily net assets attributable to Institutional Shares, Investor Shares and Service Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Shares, Investor Shares or Service Shares.

DISTRIBUTOR Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted Distribution Plans pursuant to Rule 12b-1 under the Act under which the Trust pays FFS a distribution fee at an annual rate of 0.25% for Investor Shares and 0.75% for Service Shares of the average daily net assets of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares or Service Shares. The plans obligate the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 August 31, 2002

OTHER Certain Trustees and Officers of the Trust are Trustees or Officers of the above companies.

NOTE 4.  WAIVER OF FEES / REIMBURSEMENT OF EXPENSES

FadS, FSS and FFS voluntarily waived a portion of their fees for the year ended August 31, 2002 as follows: Transfer Agent fee: Treasury Cash Fund -- $7,754, Government Cash Fund -- $67,361 and Cash Fund -- $30,340. Shareholder servicing fee: Treasury Cash Fund -- $106,025, Government Cash Fund -- $55,860 and Cash Fund -- $51,885. Administration fee: Treasury Cash -- $56, Government Cash Fund -- $15,745 and Cash Fund -- $37,898. Distribution fee: Treasury Cash Fund -- $12,423 and Government Cash Fund -- $2,137. FAdS also reimbursed the Funds for certain expenses for the year-ended August 31, 2002 as follows: Treasury Cash Fund -- $1,049, Government Cash Fund -- $3,558 and Cash Fund -- $2,444.

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                      UNDISTRIBUTED
                                                     ORDINARY INCOME
                                                     ---------------
          Treasury Cash Fund                            $35,895
          Government Cash Fund                           78,427
          Cash Fund                                      68,649

The tax character of distributions paid during 2002 and 2001 were as follows:

                                                     ORDINARY INCOME
                                                -------------------------
                                                   2002          2001
                                                -----------   -----------
          Treasury Cash Fund                   $ 2,870,049   $13,349,989
          Government Cash Fund                  10,170,370    38,637,440
          Cash Fund                             22,305,189    86,190,997

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED)
 August 31, 2002

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS - All the income dividends paid by each Fund for the tax year ended August 31, 2002 were ordinary income for federal income tax purposes.

CAPITAL GAIN DIVIDENDS - There were no long-term capital gain dividends paid by the Fund for the tax year ended August 31, 2002.

TRUSTEES AND OFFICERS

-------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                        POSITION                                                 COMPLEX
                        WITH THE     LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS     TRUST    TIME SERVED(1)     DURING PAST 5 YEARS     BY TRUSTEE(2)     HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------
 John Y. Keffer(3)      Chairman/  1989-Present    Member and Director,          7            Chairman/President,
 Born: July 15, 1942    President                  Forum Financial Group,                     Forum Funds and
 Two Portland Square                               LLC (a mutual fund                         Core Trust (Delaware)
 Portland, ME 04101                                services holding company)                  Trustee, The Cutler
                                                   Director, various                          Trust
                                                   affiliates of Forum
                                                   Financial Group, LLC
                                                   including Forum Fund
                                                   Services, LLC (Trust's
                                                   underwriter)
                                                   Chairman/President, Core
                                                   Trust (Delaware)
                                                   Chairman/President of two
                                                   other investment
                                                   companies within the fund
                                                   complex
-------------------------------------------------------------------------------------------------------------------
 DISINTERESTED
   TRUSTEES
-------------------------------------------------------------------------------------------------------------------
 Maurice J. Dewald       Trustee   1992-Present    Chairman and CEO, Verity      3            Director, Tenet
 Born: March 20, 1940                              Financial Group                            Healthcare Corp.,
 19200 Von Karman Ave.                             (financial advisory                        since June 1991
 Suite 400                                         firm), since June 1992                     Director, Mizuho
 Irvine, CA 92612                                                                             Corporate Bank of
                                                                                              California, since
                                                                                              October 1991
                                                                                              Director, ARV
                                                                                              Assisted Living,
                                                                                              Inc., since November
                                                                                              1995
                                                                                              Director, Advanced
                                                                                              Materials Group,
                                                                                              Inc., since January
                                                                                              1998
-------------------------------------------------------------------------------------------------------------------
 Rudolph I. Estrada      Trustee   1993-Present    President and Chief           3            Director, Pacific
 Born: February 28, 1948                           Executive Officer,                         Crest Bank, since
 625 Fair Oaks Ave.                                Estradagy (banking and                     September 1993
 Suite 377                                         business consulting                        Director, Tel Star,
 S. Pasadena, CA 91030                             company), since 1987                       since June 1998
                                                   Professor (Adjunct),                       Director
                                                   Finance and Management,                    Communication
                                                   California State                           Systems, since June
                                                   University                                 1998
                                                                                              Board Member, Women,
                                                                                              Inc., August
                                                                                              2000-June 2002
-------------------------------------------------------------------------------------------------------------------

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED)
 August 31, 2002

-------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                        POSITION                                                 COMPLEX
                        WITH THE     LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS     TRUST    TIME SERVED(1)     DURING PAST 5 YEARS     BY TRUSTEE(2)     HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------
 Robert M. Franko        Trustee   1995-Present    President/Director,           3                    None
 Born: September 6, 1947                           Generations Trust Bank,
 Two Portland Square                               N.A., since August 1999
 Portland, ME 04101                                President, Imperial
                                                   Financial Group, Inc.,
                                                   February  1997-August  1999
                                                   Chairman,  Imperial   Trust
                                                   Company, March 1995- August
                                                   1999 Executive Vice President
                                                   and Chief Financial  Officer,
                                                   Imperial      Bank/Imperial
                                                   Bancorp,  February 1995-April
                                                   1997      Executive      Vice
                                                   President,   First   National
                                                   Bank, since January 2001
-------------------------------------------------------------------------------------------------------------------
 Christine M. McCarthy   Trustee   1999-Present    Senior Vice President and     3                    None
 Born: June 24, 1955                               Treasurer, The Walt
 500 S.Buena Vista St.                             Disney Company since
 Burbank, CA 91521                                 January 2000
                                                   Executive Vice President
                                                   and CFO, Imperial Bank/
                                                   Imperial Bancorp, April
                                                   1997-December 1999
                                                   Executive Vice President,
                                                   First Interstate Bancorp
                                                   prior to April 1997
-------------------------------------------------------------------------------------------------------------------
 OFFICERS
-------------------------------------------------------------------------------------------------------------------
 Anthony R. Fischer, Jr.   Vice     1999-Present   Portfolio Manager, Forum     N/A                    N/A
 Born: April 15, 1948    President                 Investment Advisors, LLC
 Two Portland Square                               since 1998
 Portland, ME 04101                                President, Linden Asset
                                                   Management, Inc. prior to
                                                   1998
-------------------------------------------------------------------------------------------------------------------

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED)
 August 31, 2002

-------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                        POSITION                                                 COMPLEX
                        WITH THE     LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS     TRUST    TIME SERVED(1)     DURING PAST 5 YEARS     BY TRUSTEE(2)     HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------
 David I. Goldstein       Vice     1992-Present    Director of Business         N/A                    N/A
 Born: August 3, 1961   President                  Development, Forum
 Two Portland Square                               Financial Group, LLC
 Portland, ME 04101                                since 2000
                                                   Managing Director and
                                                   General Counsel, Forum
                                                   Financial Group, LLC
                                                   1991-2000
                                                   Secretary, Forum
                                                   Financial Group, LLC and
                                                   its various affiliates
                                                   including Forum Fund
                                                   Services, LLC
-------------------------------------------------------------------------------------------------------------------
 Stacey E. Hong         Treasurer  2002-Present    Director, Forum              N/A                    N/A
 Born: May 10, 1966                                Accounting Services, LLC
 Two Portland Square                               since 1998, with which he
 Portland, ME 04101                                has been associated since
                                                   1992
-------------------------------------------------------------------------------------------------------------------
 Beth P. Hanson           Vice     1995-Present    Senior Manager,              N/A                    N/A
 Born: July 15, 1966    President/                 Relationship Management,
 Two Portland Square    Assistant                  Forum Financial Group,
 Portland, ME 04101     Secretary                  LLC, since 2000
                                                   Senior Manager, Fund
                                                   Administration, Forum
                                                   Financial Group, LLC,
                                                   1997-2000
                                                   Corporate Administrator,
                                                   Forum Financial Group,
                                                   LLC, 1995-1997
-------------------------------------------------------------------------------------------------------------------
 Leslie K. Klenk        Secretary  1998-Present    Counsel, Forum Financial     N/A                    N/A
 Born: August 24, 1964                             Group, LLC since 1998
 Two Portland Square                               Associate General
 Portland, ME 04101                                Counsel, Smith Barney
                                                   Inc. (brokerage firm)
                                                   1993-1998
                                                   Secretary, Core Trust
                                                   (Delaware)
-------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Funds at (800) 754-8757.

(1) Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

(2) The Fund Complex includes the Trust and one other investment company for which Forum Financial Group of companies provide services.

(3) John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, the investment adviser to the series of Core Trust (Delaware) in which the Trust's series invest.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio, each a series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio as of August 31, 2002, the results of their operations, the changes in their net assets, and financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                             [KPMG LLP LOGO]

Boston, Massachusetts
October 4, 2002

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- TREASURY CASH PORTFOLIO
 August 31, 2002

    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------
U.S. TREASURY BILLS (A) (71.6%)
$105,000,000   1.65%, 9/5/02....................  $104,980,751
  40,000,000   1.85%, 11/7/02...................    39,862,278
  50,000,000   1.72%, 1/2/03....................    49,706,167
                                                  ------------
Total U.S. Treasury Bills                          194,549,196
                                                  ------------
REPURCHASE AGREEMENTS (27.8%)
  42,000,000   Bear Stearns & Company, Inc.,
               1.82%, 9/3/02, to be repurchased
               at $42,008,493; collateralized by
               various U.S. Treasury
               Obligations......................    42,000,000
  33,550,000   Deutsche Bank AG, 1.83%, 9/3/02,
               to be repurchased at $33,556,822;
               collateralized by various U.S.
               Treasury Obligations.............    33,550,000
                                                  ------------
Total Repurchase Agreements                         75,550,000
                                                  ------------
   SHARES
------------
SHORT-TERM INVESTMENT (0.6%)
   1,547,000   Dreyfus Treasury Cash Management
               Fund.............................     1,547,000
                                                  ------------
Total Investments at Amortized Cost (100.0%)      $271,646,196
Other Assets and Liabilities, Net (0.0%)                17,894
                                                  ------------
NET ASSETS (100.0%)                               $271,664,090
                                                  ============

(A)  Annualized yields at time of purchase.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- GOVERNMENT CASH PORTFOLIO
 August 31, 2002

    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------
U.S. GOVERNMENT SECURITIES (67.9%)
FEDERAL HOME LOAN BANK -- DISCOUNT NOTES (A) (18.0%)
$ 20,000,000   2.06%, 11/22/02..................  $ 19,910,667
  25,000,000   1.89%, 12/4/02...................    24,882,445
  24,000,000   1.79%, 12/27/02..................    23,865,834
                                                  ------------
Total Federal Home Loan Bank -- Discount Notes      68,658,946
                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION --
  DISCOUNT NOTES (A) (34.0%)
  30,000,000   2.07%, 10/9/02...................    29,939,400
  50,000,000   1.81%, 12/11/02..................    49,756,625
  10,000,000   1.71%, 1/22/03...................     9,931,850
  40,000,000   1.82%, 2/5/03....................    39,694,308
                                                  ------------
Total Federal National Mortgage Association --
  Discount Notes                                   129,322,183
                                                  ------------

SMALL BUSINESS ADMINISTRATION (B) (15.9%)
     362,713   Pool #501077, 3.25%, 11/25/14....       362,713
     667,428   Pool #501308, 3.25%, 10/25/15....       667,428
   1,093,871   Pool #501543, 3.13%, 7/25/16.....     1,093,871
     213,430   Pool #501690, 2.88%, 12/25/16....       213,430
     438,664   Pool #501898, 3.00%, 7/25/17.....       438,664
   2,576,773   Pool #502150, 2.75%, 2/25/18.....     2,593,972
     106,111   Pool #502161, 2.75%, 2/25/18.....       106,111
     795,730   Pool #502208, 2.75%, 2/25/18.....       798,188
     153,311   Pool #502306, 2.75%, 2/25/18.....       153,311
     174,120   Pool #502613, 2.75%, 4/25/19.....       174,120
     426,021   Pool #503058, 2.63%, 7/25/15.....       426,021
     870,199   Pool #503082, 2.63%, 9/25/20.....       870,199
     300,563   Pool #503120, 2.63%, 10/25/20....       300,563
     211,142   Pool #503121, 2.63%, 9/25/15.....       211,142
   3,806,667   Pool #503152, 2.38%, 11/25/20....     3,806,667
     429,206   Pool #503232, 2.38%, 12/25/15....       429,206
     353,873   Pool #503278, 2.38%, 2/25/21.....       353,897
     821,491   Pool #503431, 2.50%, 7/25/21.....       821,731
   1,283,387   Pool #503461, 2.50%, 9/25/21.....     1,283,753
     285,041   Pool #503472, 2.50%, 8/25/21.....       285,041
     395,464   Pool #503553, 2.38%, 11/25/21....       394,738
   3,045,875   Pool #503614, 2.38%, 1/25/22.....     3,045,875
   1,283,817   Pool #503671, 2.38%, 3/25/22.....     1,283,817
     643,958   Pool #503754, 2.38%, 5/25/22.....       643,958
      67,198   Pool #503780, 2.38%, 3/25/22.....        67,258
   2,075,167   Pool #503882, 2.25%, 9/25/22.....     2,073,484
     261,540   Pool #503892, 2.38%, 7/25/22.....       261,645
   2,163,052   Pool #503909, 2.25%, 10/25/22....     2,162,264
   1,305,702   Pool #504015, 2.25%, 1/25/23.....     1,305,497
   1,327,164   Pool #504062, 2.25%, 2/25/23.....     1,327,164

    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------
SMALL BUSINESS ADMINISTRATION (B)
$  2,074,611   Pool #504074, 2.25%, 2/25/23.....  $  2,074,611
     758,615   Pool #504203, 2.38%, 7/25/13.....       759,849
   1,215,096   Pool #504269, 2.38%, 5/25/15.....     1,217,098
     481,870   Pool #504345, 2.38%, 5/25/18.....       481,870
   3,361,267   Pool #504366, 2.13%, 2/25/24.....     3,359,064
   7,755,936   Pool #504719, 2.38%, 7/25/24.....     7,755,936
   3,247,628   Pool #504727, 2.38%, 9/25/24.....     3,247,628
   5,368,383   Pool #504765, 2.38%, 10/25/09....     5,356,409
   4,283,759   Pool #504769, 2.38%, 10/25/24....     4,283,759
   1,861,752   Pool #505204, 2.50%, 9/25/25.....     1,861,303
   2,064,627   Pool #505205, 2.56%, 9/25/07.....     2,064,277
                                                  ------------
Total Small Business Administration                 60,417,532
                                                  ------------
Total U.S. Government Securities                   258,398,661
                                                  ------------
REPURCHASE AGREEMENTS (29.2%)
  50,000,000   Bear, Stearns & Co., Inc., 1.73%,
               9/13/02 to be repurchased at
               $50,086,500; collateralized by
               various U.S. Government Agency
               Securities.......................    50,000,000
  41,210,000   Bear, Stearns & Co., Inc., 1.90%,
               9/3/02 to be repurchased at
               $41,218,700; collateralized by
               various U.S. Government Agency
               Securities.......................    41,210,000
  20,000,000   Salomon Smith Barney, 1.77%,
               9/3/02, to be repurchased at
               $20,007,867; collateralized by
               various U.S. Government Agency
               Securities.......................    20,000,000
                                                  ------------
Total Repurchase Agreements                        111,210,000
                                                  ------------
   SHARES
------------
SHORT-TERM INVESTMENT (2.3%)
   8,947,000   Dreyfus Government Cash
               Management Fund..................     8,947,000
                                                  ------------
Total Investments at Amortized Cost (99.4%)       $378,555,661
Other Assets and Liabilities, Net (0.6%)             2,170,629
                                                  ------------
NET ASSETS (100.0%)                               $380,726,290
                                                  ============

(A)  Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to the next readjustment. The interest rates shown reflect the rate in effect on August 31, 2002.

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- CASH PORTFOLIO
 August 31, 2002

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                 VALUE
------------   --------------------------------  --------------
U.S. GOVERNMENT SECURITIES (25.7%)
FEDERAL HOME LOAN BANK -- DISCOUNT NOTES (A) (5.2%)
$ 60,000,000   1.81%, 1/8/03...................  $   59,626,409
                                                 --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- DISCOUNT NOTES (A)
  (7.3%)
  49,391,000   1.78%, 1/30/03..................      49,035,302
  35,160,000   1.79%, 3/14/03..................      34,833,717
                                                 --------------
                                                     83,869,019
                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION --
  DISCOUNT NOTES (A) (11.2%)
  50,000,000   1.89%, 12/04/02.................      49,763,612
  40,000,000   1.79%, 12/18/02.................      39,793,889
  39,100,000   1.79%, 1/23/03..................      38,830,102
                                                 --------------
                                                    128,387,603
                                                 --------------
SMALL BUSINESS ADMINISTRATION (B) (2.0%)
     101,471   Pool #500536, 3.75%, 5/25/13....         101,471
      82,091   Pool #500730, 4.63%, 2/25/04....          82,091
     442,028   Pool #501733, 2.75%, 2/25/17....         444,919
     586,076   Pool #501989, 2.88%, 10/25/12...         586,422
      82,573   Pool #502914, 2.75%, 3/25/15....          82,573
     844,568   Pool #503121, 2.63%, 9/25/15....         844,568
     806,862   Pool #503429, 2.50%, 6/25/16....         806,862
     320,847   Pool #503461, 2.50%, 9/25/21....         320,948
   1,456,950   Pool #503553, 2.38%, 11/25/21...       1,453,767
     965,938   Pool #503754, 2.38%, 5/25/22....         965,938
   1,983,110   Pool #503882, 2.25%, 9/25/22....       1,981,492
   2,652,754   Pool #503912, 2.25%, 10/25/22...       2,651,515
   2,494,433   Pool #504015, 2.25%, 1/25/23....       2,493,947
  10,590,487   Pool #504366, 2.13%, 2/25/24....      10,583,499
                                                 --------------
Total Small Business Administration                  23,400,012
                                                 --------------
Total U.S. Government Securities                    295,283,043
                                                 --------------
COMMERCIAL PAPER (A) (34.6%)
  60,000,000   Deutsche Bank Financial, Inc.,
               1.86%, 9/30/02..................      59,918,100
  30,000,000   Edison Asset Security, 2.17%,
               10/9/02.........................      29,936,400
  46,536,000   Enterprise Funding Corp., 1.80%,
               9/12/02.........................      46,515,059
  50,000,000   General Electric Capital Corp.,
               1.89%, 12/11/02.................      49,745,625
  60,000,000   Goldman Sachs & Co., 2.24%,
               11/4/02.........................      59,774,734
  25,000,000   International Lease Finance
               Corp., 1.93%, 10/7/02...........      24,955,375
  25,000,000   International Lease Finance
               Corp., 1.99%, 11/6/02...........      24,913,778
  50,000,000   UBS Finance, Inc., 1.78%,
               9/4/02..........................      49,997,528
  26,025,000   Windmill Funding Corp., 1.75%,
               9/5/02..........................      26,022,470
  25,000,000   Windmill Funding Corp., 1.78%,
               9/5/02..........................      24,997,528
                                                 --------------
                         Total Commercial Paper     396,776,597
                                                 --------------
CORPORATE NOTES (B) (5.2%)
$ 25,000,000   Bear, Stearns & Co., Inc.,
               1.89%, 9/24/02..................  $   25,000,000
  25,000,000   Bear, Stearns & Co., Inc.,
               1.88%, 7/31/03..................      25,000,000

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                 VALUE
------------   --------------------------------  --------------
CORPORATE NOTES (B)
$  9,750,000   International Lease Finance
               Corp., 2.11%, 1/9/03............  $    9,756,605
                                                 --------------
Total Corporate Notes                                59,756,605
                                                 --------------
REPURCHASE AGREEMENTS (33.2%)
  50,000,000   Banc of America Corp., 1.86%,
               9/3/02, to be repurchased at
               $50,010,333; collateralized by
               various U.S. Government Agency
               Securities......................      50,000,000
  70,000,000   Bear, Stearns & Co., Inc.,
               1.73%, 9/13/02, to be
               repurchased at $70,121,100;
               collateralized by various U.S.
               Government Agency Securities....      70,000,000
  30,000,000   Bear, Stearns & Co., Inc.,
               1.77%, 9/3/02, to be repurchased
               at $30,011,800; collateralized
               by various U.S. Government
               Agency Securities...............      30,000,000
  96,300,000   Bear, Stearns & Co., Inc.,
               1.90%, 9/3/02, to be repurchased
               at $96,320,330; collateralized
               by various U.S. Government
               Agency Securities...............      96,300,000
  35,000,000   Goldman Sachs & Co., 1.86%,
               9/3/02, to be repurchased at
               $35,007,233; collateralized by
               various U.S. Government Agency
               Securities......................      35,000,000
  50,000,000   Salomon Smith Barney, 1.77%,
               9/3/02, to be repurchased at
               $50,019,667; collateralized by
               various U.S. Government Agency
               Securities......................      50,000,000
  50,000,000   Salomon Smith Barney, 1.82%,
               9/30/02, to be repurchased at
               $50,265,417; collateralized by
               various U.S. Government Agency
               Securities......................      50,000,000
                                                 --------------
Total Repurchase Agreements                         381,300,000
                                                 --------------
   SHARES
------------
SHORT-TERM INVESTMENT (1.2%)
  13,923,000   Dreyfus Cash Management Fund....      13,923,000
                                                 --------------
Total Investments at Amortized Cost (99.9%)      $1,147,039,245
Other Assets and Liabilities, Net (0.1%)                794,431
                                                 --------------
NET ASSETS (100.0%)                              $1,147,833,676
                                                 ==============

(A)  Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to the next readjustment. The interest rates shown reflect the rate in effect on August 31, 2002.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- PORTFOLIOS
 August 31, 2002

                                                              TREASURY      GOVERNMENT
                                                                CASH           CASH            CASH
                                                             PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                            ------------   ------------   --------------
Assets
  Investments (Note 2)
     Securities at amortized cost.........................  $196,096,196   $267,345,661   $  765,739,245
     Repurchase agreements at amortized cost..............    75,550,000   111,210,000       381,300,000
                                                            ------------   ------------   --------------
  Total investments, at amortized cost....................   271,646,196   378,555,661     1,147,039,245
                                                            ------------   ------------   --------------
  Cash....................................................        39,274        15,872            14,930
  Interest and other receivables..........................         7,817     2,179,198           858,037
  Prepaid expenses........................................         7,624        16,165            26,811
                                                            ------------   ------------   --------------
Total Assets..............................................   271,700,911   380,766,896     1,147,939,023
                                                            ------------   ------------   --------------
Liabilities
  Payable to Adviser (Note 3).............................         9,534        12,224            33,361
  Payable to Administrator (Note 3).......................        13,686        17,548            47,890
  Payable to Custodian (Note 3)...........................         5,999         8,091            22,596
  Accrued expenses and other liabilities..................         7,602         2,743             1,500
                                                            ------------   ------------   --------------
Total Liabilities.........................................        36,821        40,606           105,347
                                                            ------------   ------------   --------------
Net Assets................................................  $271,664,090   $380,726,290   $1,147,833,676
                                                            ============   ============   ==============

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- PORTFOLIOS
 Year Ended August 31, 2002

                                                               TREASURY    GOVERNMENT
                                                                 CASH         CASH          CASH
                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                              ----------   -----------   -----------
Investment Income
  Interest income...........................................  $7,982,185   $15,443,311   $34,518,605
                                                              ----------   -----------   -----------
Expenses
  Investment advisory (Note 3)..............................     129,768      210,257        494,099
  Administration (Note 3)...................................     192,903      313,335        733,972
  Custody (Note 3)..........................................      73,608      121,489        278,379
  Accounting (Note 3).......................................      57,500       57,500         57,500
  Professional services.....................................      21,496       25,212         50,262
  Trustees..................................................       5,613        9,316         21,874
  Miscellaneous.............................................      20,923        3,041         26,583
                                                              ----------   -----------   -----------
Total Expenses..............................................     501,811      740,150      1,662,669
                                                              ----------   -----------   -----------
Net Investment Income.......................................   7,480,374   14,703,161     32,855,936
Net Realized Gain on Investments Sold.......................          64       19,168         58,180
                                                              ----------   -----------   -----------
Net Increase in Net Assets from Operations..................  $7,480,438   $14,722,329   $32,914,116
                                                              ==========   ===========   ===========

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- PORTFOLIOS Years Ended August 31, 2001 and 2002

                                                           TREASURY         GOVERNMENT
                                                             CASH              CASH              CASH
                                                           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2000.........................  $   467,447,181   $   756,628,040   $ 2,028,880,943
-----------------------------------                     ---------------   ---------------   ---------------
Operations
  Net investment income...............................       23,907,555        46,819,813       101,598,477
  Net realized gain on investments sold...............           30,104            50,707             9,777
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............       23,937,659        46,870,520       101,608,254
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................    2,064,933,420     5,512,896,279     2,497,672,921
  Withdrawals.........................................   (2,079,308,591)   (5,781,776,884)   (2,929,833,425)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...      (14,375,171)     (268,880,605)     (432,160,504)
                                                        ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets.................        9,562,488      (222,010,085)     (330,552,250)
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2001.........................      477,009,669       534,617,955     1,698,328,693
----------------------------------                      ---------------   ---------------   ---------------
Operations
  Net investment income...............................        7,480,374        14,703,161        32,855,936
  Net realized gain on investments sold...............               64            19,168            58,180
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............        7,480,438        14,722,329        32,914,116
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................    1,691,386,210     3,887,574,567     1,911,648,358
  Withdrawals.........................................   (1,904,212,227)   (4,056,188,561)   (2,495,057,491)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...     (212,826,017)     (168,613,994)     (583,409,133)
                                                        ---------------   ---------------   ---------------
Net Decrease in Net Assets............................     (205,345,579)     (153,891,665)     (550,495,017)
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2002.........................  $   271,664,090   $   380,726,290   $ 1,147,833,676
-----------------------------                           ===============   ===============   ===============

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 August 31, 2002

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio," and collectively, the "Portfolios"). The
Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION Generally, each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio may invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio, based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 August 31, 2002

OTHER SERVICE PROVIDERS Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Portfolio of $5,000 per month, plus certain additional charges. Prior to January 1, 2002, FAcS received a fee from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Forum Trust, LLC (the "Custodian") serves as Core Trust's custodian and may employ subcustodians. For its services, the Custodian receives a fee at an annual rate of 0.0125% of Total Portfolio Assets. Prior to April 8, 2002, the Custodian received a fee at an annual rate of 0.025% for the first $1.5 billion of Total Portfolio Assets; 0.020% of the next $1 billion in Total Portfolio Assets; and 0.015% of the remaining Total Portfolio Assets.

Certain Trustees and Officers of the Trust are Trustees or Officers of the above companies.

NOTE 4.  FINANCIAL HIGHLIGHTS

The ratio of net investment income and net expenses to average net assets are listed below. The ratio of expenses, in the absence of applicable fee waivers, ("gross expenses"), to average net assets for Treasury Cash Portfolio during 1998 would have been 0.17%. For all other times and Portfolios the ratio of net expenses and gross expenses to net assets were the same.

                                                              RATIOS TO AVERAGE NET ASSETS
                                                              -----------------------------
                                                                    NET
                                                                INVESTMENT         NET        TOTAL
YEAR ENDED AUGUST 31,                                             INCOME         EXPENSES     RETURN
------------------------------------------------------------  --------------   ------------   ------
Treasury Cash Portfolio
  2002......................................................      1.94%            0.13%       1.89%
  2001......................................................      5.09%            0.13%       5.25%
  2000......................................................      5.69%            0.13%       5.80%
  1999......................................................      4.69%            0.14%       4.77%
  1998......................................................      5.34%            0.15%       5.50%

Government Cash Portfolio
  2002......................................................      2.35%            0.12%       2.25%
  2001......................................................      5.28%            0.11%       5.42%
  2000......................................................      5.85%            0.12%       6.01%
  1999......................................................      4.94%            0.12%       5.04%
  1998......................................................      5.52%            0.13%       5.70%

Cash Portfolio
  2002......................................................      2.24%            0.11%       2.22%
  2001......................................................      5.49%            0.11%       5.58%
  2000......................................................      6.03%            0.11%       6.12%
  1999......................................................      5.00%            0.12%       5.14%
  1998......................................................      5.55%            0.13%       5.75%

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS -- PORTFOLIOS (UNAUDITED)
 August 31, 2002

TRUSTEES AND OFFICERS

-------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                        POSITION                                                 COMPLEX
                        WITH THE     LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS     TRUST    TIME SERVED(1)     DURING PAST 5 YEARS     BY TRUSTEE(2)     HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------
 John Y. Keffer(3)      Chairman/  1994-Present    Member and Director,          29           Chairman/President,
 Born: July 15, 1942    President                  Forum Financial Group,                     Monarch Funds and
 Two Portland Square                               LLC (a mutual fund                         Forum Funds
 Portland, ME 04101                                services holding company)                  Trustee, The Cutler
                                                   Director, various                          Trust
                                                   affiliates of Forum
                                                   Financial Group, LLC
                                                   including Forum Fund
                                                   Services, LLC (Trust's
                                                   underwriter)
-------------------------------------------------------------------------------------------------------------------
 DISINTERESTED
   TRUSTEES
-------------------------------------------------------------------------------------------------------------------
 Costas Azariadis        Trustee   1994-Present    Professor of Economics,       27                   None
 Born: February 15, 1943                           University of
 Department of                                     California-Los Angeles
 Economics                                         Visiting Professor of
 University of                                     Economics, Athens
 California                                        University of Economics
 Los Angeles, CA 90024                             and Business 1998-1999
-------------------------------------------------------------------------------------------------------------------
 James C. Cheng          Trustee   1994-Present    President, Technology         27                   None
 Born: July 26, 1942                               Marketing Associates
 27 Temple Street                                  (marketing company for
 Belmont, MA 02478                                 small- and medium-sized
                                                   businesses in New
                                                   England)
-------------------------------------------------------------------------------------------------------------------
 J. Michael Parish       Trustee   1994-Present    Partner, Wolfe, Block,        27                   None
 Born: November 9, 1943                            Schorr and Solis-Cohen,
 250 Park Avenue                                   LLP (law firm) since 2002
 New York, NY 10177                                Partner, Thelen Reid &
                                                   Priest LLP (law firm)
                                                   1995-2002
-------------------------------------------------------------------------------------------------------------------
 OFFICERS
-------------------------------------------------------------------------------------------------------------------
 Anthony R. Fischer, Jr.  Vice     2000-Present    Portfolio Manager, Forum     N/A                    N/A
 Born: April 15, 1948    President                 Investment Advisors, LLC
 Two Portland Square                               since 1998
 Portland, ME 04101                                President, Linden Asset
                                                   Management, Inc. prior to
                                                   1998
-------------------------------------------------------------------------------------------------------------------

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS -- PORTFOLIOS (UNAUDITED)
 August 31, 2002

------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                                                  IN FUND
                          POSITION                                                COMPLEX
                          WITH THE     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS       TRUST    TIME SERVED(1)    DURING PAST 5 YEARS     BY TRUSTEE(2)    HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------
 David I. Goldstein         Vice     1994-Present    Director of Business        N/A                   N/A
 Born: August 3, 1961     President                  Development, Forum
 Two Portland Square                                 Financial Group, LLC
 Portland, ME 04101                                  since 2000
                                                     Managing Director and
                                                     General Counsel, Forum
                                                     Financial Group, LLC
                                                     1991-2000
                                                     Secretary, Forum
                                                     Financial Group, LLC and
                                                     its various affiliates
                                                     including Forum Fund
                                                     Services, LLC
------------------------------------------------------------------------------------------------------------------
 Stacey E. Hong           Treasurer  2002-Present    Director, Forum             N/A                   N/A
 Born: May 10, 1966                                  Accounting Services, LLC
 Two Portland Square                                 since 1998, with which
 Portland, ME 04101                                  he has been associated
                                                     since 1992
------------------------------------------------------------------------------------------------------------------
 Leslie K. Klenk          Secretary  1998-Present    Counsel, Forum Financial    N/A                   N/A
 Born: August 24, 1964                               Group, LLC since 1998
 Two Portland Square                                 Associate General
 Portland, ME 04101                                  Counsel, Smith Barney
                                                     Inc. (brokerage firm)
                                                     1993-1998
------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information ("SAI") contains additional information about Core Trust's Trustees. The SAI is available without charge by contacting the Fund at (207) 879-1900.

(1) Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

(2) The Fund Complex includes Core Trust and four other investment companies for which Forum Financial Group of companies provide services.

(3) John Y. Keffer indirectly controls the entities that provide administration, placement agent, fund accounting and custodial services to Core Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, investment adviser to Core Trust's series.

 24